Share capital	12 Months Ended
Dec. 31, 2017
Disclosure of classes of share capital [abstract]
Share capital
13.   Share capital
On December 21, 2016 the Company completed a share consolidation of issued and outstanding common shares on the basis of twelve pre-consolidated common shares for one post-consolidated common share. The share consolidation affects all issued and outstanding common shares, options, warrants, deferred share units, and restricted share units. All information relating to issued and outstanding common shares, options, warrants, deferred share units, restricted share units, and related per share amounts have been adjusted retrospectively to reflect the share consolidation.

a.   Authorized

Authorized share capital consists of an unlimited number of common shares.

On June 9, 2016, the Company completed a private placement of 5,555,555 units at a price of $3.60 CAD per unit for total gross proceeds of $15.7 million. Each unit consisted of one common share and one quarter of one common share purchase warrant where each whole warrant is exercisable for one common share at an exercise price of $4.68 CAD for a period of five years. As part of the private placement, 388,886 broker warrants were issued to the Company’s brokers where each broker warrant is exercisable for one broker unit at an exercise price of $4.20 CAD for a period of two years. Each broker unit consisted of one common share and one quarter of one common share purchase warrant where each whole warrant is exercisable for one common share at an exercise price of $4.68 CAD for a period of five years starting on June 9, 2016.

On June 14, 2016, the Company completed a private placement of 3,210,416 subscription receipts at a price of $3.60 CAD per subscription receipt for total gross proceeds of $9.0 million. The gross proceeds from subscription receipts were held in escrow pending the satisfaction of certain regulatory and shareholder approvals for the exchange of subscription receipts for units.

The Company received the necessary approvals on July 20, 2016 and completed the exchange of 3,210,416 subscription receipts for units in connection with the above private placement on June 14, 2016. Each unit consisted of one common share and one quarter of one common share purchase warrant where each whole warrant is exercisable for one common share at an exercise price of $4.68 CAD for a period of five years. As part of the private placement, 224,728 broker warrants were issued to the Company’s brokers where each broker warrant is exercisable for one broker unit at an exercise price of $4.20 CAD for a period of two years. Each broker unit consisted of one common share and one quarter of one common share purchase warrant where each whole warrant is exercisable for one common share at an exercise price of $4.68 CAD for a period of five years starting on June 14, 2016.

	December 31,	December 31,
	2017	2016

Issued
41,496,950 (2016: 39,540,384) common shares	$207,012	$202,191

b.   Stock option plan

The number of shares reserved for issuance under the Company’s stock option plan is limited to 10% of the number of common shares which are issued and outstanding on the date of a particular grant of options. Under the plan, the Board of Directors determines the term of a stock option to a maximum of 10 years, the period of time during which the options may vest and become exercisable as well as the option exercise price which shall not be less than the closing price of the Company’s share on the Toronto Stock Exchange on the date immediately preceding the date of grant. The Compensation Committee determines and makes recommendations to the Board of Directors as to the recipients of, and nature and size of, share-based compensation awards in compliance with applicable securities law, stock exchange and other regulatory requirements.

A summary of changes in the Company’s outstanding stock options is presented below:

		December 31,		December 31,
		2017		2016
		Weighted		Weighted
		average		average
		exercise		exercise
	Number	price	Number	price
	(thousands)	CAD	(thousands)	CAD

Balance, beginning of year	1,771	$4.64	1,516	$9.50
Granted	1,058	3.86	808	2.09
Exercised	(261)	3.22	(93)	3.12
Expired	(252)	17.31	(460)	16.50
Balance, end of year	2,316	$3.06	1,771	$4.64

The following table summarizes information on stock options outstanding and exercisable as at December 31, 2017:

	Weighted
	average		Weighted		Weighted
	remaining		average		average
Exercise	contractual		exercise		exercise
price	life	Outstanding	price	Exercisable	price
CAD	(years)	(thousands)	CAD	(thousands)	CAD

2.00 to 3.00	0.78	1,163	$2.14	899	$2.17
3.01 to 4.00	2.07	1,050	3.85	350	3.85
4.01 to 5.00	1.75	25	4.59	14	4.63
5.01 to 6.00	0.41	78	5.65	78	5.65
		2,316	$3.06	1,341	$2.84

c.   Share-based payments

The weighted average fair value at grant date of the Company’s stock options granted during the year ended December 31, 2017 was $1.58 (2016: $1.08).

The Company used the Black-Scholes Option Pricing Model to estimate fair value using the following weighted-average assumptions:

	Year ended	Year ended
	December 31,	December 31,
	2017	2016

Expected stock price volatility (1)	83%	83%
Risk free interest rate	0.87%	0.47%
Expected life	3 years	3 years
Expected forfeiture rate	4.18%	4.97%
Expected dividend yield	0%	0%

Share-based payments included in cost of sales	$-	$19
Share-based payments included in general and
administrative expenses	1,491	566
Total share-based payments	$1,491	$585

(1)	Expected volatility has been based on historical volatility of the Company’s publicly traded shares.

d.   Warrants

The warrants that are issued and outstanding as at December 31, 2017 are as follows:

Number of	Exercise	Issuance	Expiry
warrants	price (CAD)	date	date
742,883	4.68	Jul 2016	Jun 14, 2021
224,728	4.20	Jul 2016	Jun 14, 2018
1,350,204	4.68	Jun 2016	Jun 9, 2021
388,886	4.20	Jun 2016	Jun 9, 2018
1,537,355	1.20	Feb 2016	Feb 10, 2019
307,777	1.20	Nov 2015	Nov 10, 2018
29,166	1.56	Aug 2015	Aug 26, 2018
190,906	3.00	Aug 2015	Aug 26, 2018
395,486	1.56	May 2015	May 27, 2018
5,167,391

The 388,886 warrants issued in June 2016 are broker warrants where each broker warrant is exercisable for one broker unit at an exercise price of $4.20 CAD for a period of two years. Each broker unit consisted of one common share and one quarter of one common share purchase warrant where each whole warrant is exercisable for one common share at an exercise price of $4.68 CAD for a period of five years starting on June 9, 2016.

The 224,728 warrants issued in July 2016 are broker warrants where each broker warrant is exercisable for one broker unit at an exercise price of $4.20 CAD for a period of two years. Each broker unit consisted of one common share and one quarter of one common share purchase warrant where each whole warrant is exercisable for one common share at an exercise price of $4.68 CAD for a period of five years starting on June 14, 2016.

e.   Restricted Share Units:

The Company has a Restricted Share Unit Plan under which eligible directors, officers and key employees of the Company are entitled to receive awards of restricted share units. Each restricted share unit is equivalent in value to the fair market value of a common share of the Company on the date of grant with the value of each cash settled award charged to compensation expense over the period of vesting. At each reporting date, the compensation expense and associated liability (which is included in trade and other long-term liabilities in the consolidated statement of financial position) are adjusted to reflect changes in market value. As at December 31, 2017, 208,722 (2016: 351,856) restricted share units are outstanding at an aggregate value of $0.8 million (2016: $0.9 million).

f.   Deferred Share Units:

The Company has a Deferred Share Unit Plan under which eligible directors of the Company are entitled to receive awards of deferred share units on a quarterly basis as payment for 20% to 100% of their director fees earned. Deferred share units are settled in either cash or common shares at the Company’s discretion when the director leaves the Company’s Board of Directors. The Company recognizes a cost in director fees and a corresponding increase in equity reserve upon issuance of deferred share units. As at December 31, 2017, 286,920 (2016: 240,313) deferred share units are issued and outstanding.